Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value of Financial Assets and Liabilities Measured at Recurring Basis
	As of December 31, 2014				As of December 31, 2015
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Cash equivalents-term deposits	$1,129,833	$-	$-	$1,129,833	$788,337	$-	$-	$788,337
Short-term investments:
Trading securities	173	-	-	173	180	–	–	180
Available-for-sale investments
Listed equity securities	43,558	-	-	43,558	–	-	-	-
Bank financial products	-	14,505	-	14,505	-	31,868		31,868
Others	-	500	-	500	-	500	-	500
Long-term investments
Listed equity securities	47,644	-	-	47,644	28,413	-	-	28,413
Debt Securities	-	-	-	-	-	-	7,471	7,471
Contingent consideration	-	-	(22,168)	(22,168)	-	-	(2,168)	(2,168)

Total	$1,221,208	$15,005	$(22,168)	$1,214,045	$816,930	$32,368	$5,303	$854,601

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)
Total
Balance at January 1, 2014	$-
Addition in connection with business acquisition in 2014	(20,951)
Increase in fair value	(1,217)
Balance at December 31, 2014	(22,168)
Addition in connection with investment in available-for-sale	7,471
Settlements	20,000
Balance at December 31, 2015	$5,303